Supplement Dated August 4, 2010

To

Prospectuses Dated May 3, 2010 or Later

This supplement is intended for distribution with prospectuses dated May 3, 2010 or later for variable life insurance contracts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Medallion Executive Variable Life

Medallion Executive Variable Life II

Medallion Executive Variable Life III

Majestic Variable Universal Life

Majestic Variable Universal Life 98

Variable Master Plan Plus

Majestic Variable COLI

Variable Estate Protection

Majestic Variable Estate Protection

Majestic Variable Estate Protection 98

Variable Estate Protection Plus

Variable Estate Protection Edge

Performance Survivorship Variable Universal Life

Majestic Performance Survivorship Variable Universal Life

Performance Executive Variable Life

Medallion Variable Universal Life Plus

Medallion Variable Universal Life Edge

Medallion Variable Universal Life Edge II

VUL Accumulator

EPVUL

Accumulation VUL

VUL Protector

SPVL

Survivorship VUL

Protection Variable Universal Life

Majestic Performance VUL

Survivorship Variable Universal Life

Majestic Survivorship VULX

Majestic VULX

Corporate VUL

Majestic VCOLIX

Table of Investment Options and Investment Subadvisers

On August 1, 2010, QS Investors, LLC replaced Deutsche Investment Management Americas Inc. as the subadviser for the All Cap Core portfolio. Accordingly, we amend and restate the following disclosure under the Table of Investment Options and Investment Subadvisers to reflect this change:

All Cap Core	QS Investors, LLC	To seek long-term growth of capital. Under normal market conditions, the portfolio invests in common stocks and other equity securities within all asset classes (small, medium and large-capitalization) of those within the Russell 3000 Index.*

If you need additional information, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

ProdSupp(8-2010)